Derivatives (Tables)	12 Months Ended
Dec. 31, 2015
Derivatives
Schedule of net realized and unrealized gains and losses from foreign currency cash flow hedges

	For the year ended December 31,
($ thousands)	2015	2014	2013

Included in Other Comprehensive Income (OCI)
Unrealized gains (losses), net	(467)	3,938	(1,465)

Reclassifications from OCI to the Income Statement
Realized gains (losses), net	244	640	1,011

Schedule of presentation of derivative amounts

	As of December 31,
	2015		2014
($ thousands)	Assets	Liabilities	Assets	Liabilities

Fair Value Hedges:
Interest Rate Swaps
Non-current financial liabilities	—	8,958	—	—
Long-term debt	—	(9,195)	—	—

Gross Derivatives	—	(237)	—	—

Non-designated Hedges:
Foreign Currency Contracts, Net
Current financial assets:
Unrealized gain on foreign currency contracts	5,496	—	8,622	—
Unrealized loss on foreign currency contracts	(667)	—	(8,048)	—
Current financial liabilities:
Unrealized gain on foreign currency contracts	—	(663)	—	(8,044)
Unrealized loss on foreign currency contracts	—	1,413	—	12,640

Designated Hedges:
Foreign Currency Contracts, Net
Current financial assets;
Unrealized gain on foreign currency contracts	173	—	1,425	—

Counter-party Netting:
Swaps Interest Receivable and Payable
Current financial assets:
Due from counter-party	1,963	—	—	—

Net Derivatives	6,965	513	1,999	4,596

	For the year ended December 31,
($ thousands)	2015	2014	2013

Designated Hedges: Foreign Currency Contracts
Realized gains (losses) - Service revenue	244	701	1,011
Realized gains (losses) - Product sales	—	—	(1,498)

Fair Value Hedges: Interest Rate Swaps
Effectiveness - Contra interest expense	—	4,885	5,395
Ineffectiveness - Contra interest expense	—	421	3
Effectiveness - Other income	1,646	—	—
Ineffectiveness - Other income	232	—	—